Subsequent Event	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Event
25. SUBSEQUENT EVENT
NORMAL COURSE ISSUER BID
Subsequent to December 31, 2024, we purchased 1,187,382 Common Shares for cancellation and 92,928
Common Shares to satisfy stock-based compensation awards each under our existing normal course issuer bid for cash consideration of $51 million.